Lease obligations	12 Months Ended
Dec. 31, 2025
Lease obligations
Lease Obligations

13. Lease obligations

	For the year ended December 31,
	2025	2024
Opening balance, January 1	$2,301,542	$595,517
Additions	-	2,252,803
Operating lease payments	(240,676)	(364,712)
Finance lease principal payments	(565,969)	(359,706)
Lease accretion	113,041	99,803
Foreign exchange	(34,636)	77,837
Closing Balance	1,573,302	2,301,542
Current portion of lease obligations	752,378	693,607
Long-term lease obligations	820,924	1,607,935

Maturity of lease liabilities:	Finance Lease1.	Operating Leases	Total
2026	661,816	240,391	902,207
2027	111,248	237,252	348,500
2028	-	237,252	237,252
2029	-	237,252	237,252
2030	-	177,939	177,939
Total lease payments	773,064	1,130,086	1,903,150
Less imputed interest	(55,078)	(274,770)	(329,848)
Total discounted lease payments	717,986	855,316	1,573,302
Current portion of lease obligations	608,404	143,974	752,378
Non-current portion of lease obligations	109,582	711,342	820,924

1. Converted at 1.3723

As of December 31, 2025, the Company’s aircraft lease was a financing lease, and the other leases were operating leases.  The weighted average incremental borrowing rate for all leases is 10.9%.  None of the leases have an option to extend past their current terms.  The weighted average remaining lease terms at December 31, 2025, is 3.1 years.  The Company’s total operating lease expenditures for the period ended December 31, 2025, were $240,672 (2024 - $366,571).  The Company’s total financing lease expenditures for the period ended December 31, 2025, was $676,105 (2024 - $495,233), including interest expense of approximately $124,741 (2024-$131,337).  Lease expense for operating leases are included in general and administrative expenses, while finance lease expenses are included in both amortization and interest expense, net.

Non-cash lease amortization and accretion

	For the years ended December 31,
	2025	2024	2023
Amortization of lease incentives and other	$(5,672)	$(9,997)	$(8,099)
ROU asset amortization	127,634	263,627	600,911
Lease liability accretion	113,041	99,803	90,378
	235,003	353,433	683,190